Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Consolidated Summary Financial Information

Results for the years ended	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2021
Revenue	$320	$27,527	$9,060	$(1,219)	$35,688
Shareholders’ net income (loss)	$4,035	$2,823	$1,062	$(3,885)	$4,035
December 31, 2020
Revenue	$266	$35,801	$9,430	$(2,160)	$43,337
Shareholders’ net income (loss)	$2,498	$1,349	$1,030	$(2,379)	$2,498

Assets and liabilities as at	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2021
Invested assets	$30,984	$174,777	$13,006	$(34,245)	$184,522
Total other general fund assets	$12,462	$24,580	$32,525	$(48,715)	$20,852
Investments for account of segregated fund holders	$—	$139,929	$67	$—	$139,996
Insurance contract liabilities	$—	$147,989	$10,105	$(10,283)	$147,811
Investment contract liabilities	$—	$3,368	$—	$—	$3,368
Total other general fund liabilities	$16,020	$24,249	$27,702	$(41,849)	$26,122
December 31, 2020
Invested assets	$26,019	$172,439	$9,974	$(30,520)	$177,912
Total other general fund assets	$7,800	$24,327	$20,691	$(33,640)	$19,178
Investments for account of segregated fund holders	$—	$125,859	$62	$—	$125,921
Insurance contract liabilities	$—	$145,949	$10,637	$(10,813)	$145,773
Investment contract liabilities	$—	$3,189	$—	$—	$3,189
Total other general fund liabilities	$9,350	$25,920	$13,741	$(26,745)	$22,266